Reverse Recapitalization and Pre-Closing Financing - Assets and Liabilities Acquired (Details) - Reverse Recapitalization Of GlycoMimetics $ in Thousands	Jun. 13, 2025 USD ($)
Business Combination [Line Items]
Cash	$ 1,269
Prepaid expenses and other assets	1,710
Accounts payable	(1,303)
Accrued expenses	(1,151)
Net assets acquired	$ 525